SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: (Tables)	12 Months Ended
Dec. 31, 2017
Summary Of Significant Accounting Policies
Schedule of method used for the depreciation of property, plant and equipment

Depreciation is computed by the straight-line method, over the estimated useful lives as follows:

Years
Computers and peripheral equipment	3
Production and laboratory equipment	7-10
Office furniture and equipment	10-14